Document and Entity Information	Jun. 28, 2016
Prospectus:
Document Type	497
Document Period End Date	Jun. 28, 2016
Registrant Name	MFS SERIES TRUST XII
Central Index Key	0001330967
Amendment Flag	false
Document Creation Date	Jun. 28, 2016
Document Effective Date	Jun. 28, 2016
Prospectus Date	Aug. 28, 2015
MFS® Lifetime® 2025 Fund | B
Prospectus:
Trading Symbol	LTTBX
MFS® Lifetime® 2025 Fund | C
Prospectus:
Trading Symbol	LTTCX
MFS® Lifetime® 2025 Fund | I
Prospectus:
Trading Symbol	LTTIX
MFS® Lifetime® 2025 Fund | R1
Prospectus:
Trading Symbol	LTTRX
MFS® Lifetime® 2025 Fund | R2
Prospectus:
Trading Symbol	LTTSX
MFS® Lifetime® 2025 Fund | R3
Prospectus:
Trading Symbol	LTTTX
MFS® Lifetime® 2025 Fund | R4
Prospectus:
Trading Symbol	LTTUX
MFS® Lifetime® 2025 Fund | A
Prospectus:
Trading Symbol	LTTAX